===============================================================================
SEI INTERNATIONAL TRUST
===============================================================================
SEMI-ANNUAL REPORT
===============================================================================













                                 August 31, 1995

STATEMENT OF NET ASSETS
===============================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)


CORE INTERNATIONAL
EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                                       Market
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--94.7%
AUSTRALIA--4.4%
   Advance Bank Australia                               66,600         $     467
   Australia & New Zealand
     Bank Group                                        531,827             2,157
   Australian National                               1,128,000               992
   Boral                                               450,000             1,143
   Brambles                                            121,000             1,217
   Broken Hill Proprietary                              47,360               687
   National Australia Bank                             350,272             3,007
   Pioneer                                             761,900             1,981
   Westpac Banking                                     650,007             2,443
                                                                       ---------
                                                                          14,094
                                                                       ---------
BELGIUM--1.7%
   Electrabel                                           10,600             2,238
   Kredietbank                                           5,600             1,260
   Solvay                                                1,500               786
   Tractabel                                             3,000             1,039
                                                                       ---------
                                                                           5,323
                                                                       ---------
CANADA--2.2%
   Bank of Montreal                                     54,500             1,198
   Bank of Nova Scotia                                  86,900             1,893
   Canadian Imperial Bank                               71,200             1,750
   Oshawa Group                                         15,300               244
   Royal Bank of Canada                                 43,200               961
   Seagram                                              30,200             1,114
                                                                       ---------
                                                                           7,160
                                                                       ---------
FINLAND--0.1%
   Enso-Gutzeit "A"                                     47,600               408
                                                                       ---------
FRANCE--9.9%
   Alcatel Alsthom                                      26,900             2,698
   Bertrand Faure                                       18,250               702
   Cap Gemini Sogeti*                                   30,000               762
   Carnaud Metal Box                                    25,700             1,093
   Christian Dior                                       24,300             2,144
   Saint Gobain                                         26,121             3,319
   CGIP                                                  6,250             1,341
   Colas                                                 3,000               562
   De Dietrich                                             750               364
   Eaux Generale                                        17,730             1,877
   Ecco                                                 10,800             1,745
   Eiffage                                               1,500               231
   Eridania Beghin Say                                   8,800             1,301
   Financiere Poliet                                     6,150               532
   Lafarge                                              31,515             2,355
   LVMH Moet Hennessy                                    2,400               432
   Michelin "B"                                         24,000             1,042
   Navigation Mixte                                      1,600               263
   Saint Louis-Bouchon                                   5,250             1,552

--------------------------------------------------------------------------------
                                                                       Market
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------
   Societe Nationale Elf Aquitaine                        56,991       $   4,174
   Sommer Allibert                                         2,900             987
   Total Compaigne "B"                                    37,637           2,211
                                                                       ---------
                                                                          31,687
                                                                       ---------
GERMANY--4.2%
   BASF                                                   16,400           3,672
   Bayer                                                  11,017           2,849
   Degussa                                                 3,300           1,062
   Hochtief                                                2,100           1,047
   Hoechst                                                 7,350           1,765
   Karstadt                                                2,750           1,223
   Man                                                     4,600           1,283
   Mannesmann                                              1,300             410
                                                                       ---------
                                                                          13,311
                                                                       ---------
HONG KONG--2.1%
   Esprit Asia                                         1,092,000             423
   HSBC Holdings                                         253,200           3,402
   Kumagai Gumi                                        1,005,000             779
   New World Development                                 184,000             671
   Regal Hotels                                        3,190,000             577
   Sino Hotels Holdings*                                 488,500             113
   Sino Land                                             958,000             668
                                                                       ---------
                                                                           6,633
                                                                       ---------
ITALY--1.1%
   Fiat                                                  482,000           1,088
   Fidis                                                 282,600             619
   Mondadori                                             140,000             905
   SAI di Risp                                           101,000             491
   Telecom Italia di Risp                                241,700             311
   Telecom Italia Mobile di Risp*                        241,700             242
                                                                       ---------
                                                                           3,656
                                                                       ---------
JAPAN--32.3%
   Advantest                                              37,000           2,128
   Bunka Shutter                                          45,000             256
   Catena                                                 22,000             353
   Central Glass*                                         60,000             206
   Chiba Kogyo Bank                                        1,100              44
   Chiyoda                                               141,000           1,472
   Chuba Electric Power                                   36,000             840
   Citizen Watch                                         122,000             933
   Cosmo Oil                                             103,000             537
   Dai Nippon Ink & Chemical                             268,000           1,190
   Dai Nippon Printing                                   150,000           2,379
   Dai Tokyo Fire & Marine
     Insurance                                             4,000              27
   Daido Steel                                           278,000           1,408
   Daikyo                                                222,000           1,792
   Daito Trust Construction                              132,000           1,648

STATEMENT OF NET ASSETS
===============================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)

CORE INTERNATIONAL
EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                                       Market
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------
   Daiwa Bank                                             40,000       $     328
   Daiwa Securities                                      177,000           2,228
   Diahatsu Motor                                        448,000           2,017
   Ezaki Glico                                            48,000             417
   Fuji Photo Film                                        96,000           2,407
   Fujita                                                108,000             550
   Fujitsu                                               412,000           4,469
   Hankyu Realty                                          36,000             250
   Hino Motors                                            45,000             400
   Hitachi                                               447,000           4,894
   Hitachi Maxell                                         34,000             546
   Hokkaido Takushoku Bank                               407,000           1,258
   Honda Motor                                           121,000           2,154
   Hyakugo Bank                                           93,000             589
   Jaccs                                                  40,000             373
   Japan Steel Works*                                    186,000             569
   Joshin Denki                                           81,000           1,036
   Kagoshima Bank                                        116,000             946
   Kankaku Securities*                                    61,000             227
   Kirin Brewery                                         188,000           1,962
   Kishu Paper                                            97,000             665
   Kyushu Electric Power                                  33,000             793
   Long Term Credit Bank Japan                           241,000           2,035
   Matsushita Electric                                   261,000           4,086
   Mazda Motor*                                          292,000           1,213
   Meisei Industrial                                      57,000             356
   Mitsubishi Estate                                     176,000           2,071
   Mitsui Fudosan                                        184,000           2,372
   Mitsui Trust & Banking                                315,000           3,256
   Nagase                                                 43,000             356
   Naigai                                                 70,000             301
   Navix Line*                                           517,000           1,529
   NEC                                                   145,000           1,899
   Nichii                                                 81,000             928
   Nikko Securities                                      200,000           1,961
   Nintendo                                                  700              44
   Nippon Chemical                                       104,000             766
   Nippon Credit Bank                                    284,000           1,203
   Nippon Sheet Glass                                    135,000             613
   Nippon Shinpan                                        123,000             793
   Nippon Steel                                          137,000             465
   Nippon Telegraph & Telephone                              157           1,420
   Nissan Fire & Marine Insurance                         56,000             341
   Nissan Motors                                         238,000           1,827
   NKK*                                                  384,000             943
   NSK                                                   159,000           1,072
   Obayashi                                               73,000             574
   Orient                                                118,000             574
   Orix                                                   31,000           1,098
   Pioneer Electronics                                   105,000           2,009
   Renown*                                                63,000             203
   Shimizu                                                80,000             843
   Shinmaywa Industries                                  103,000             854
   Showa Shell Sekiyo                                     84,000             740


--------------------------------------------------------------------------------
                                                                       Market
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------
   Sumitomo Bank                                          45,000       $     833
   Sumitomo Metal*                                       313,000             875
   Sumitomo Realty &
     Development                                         257,000           1,889
   Sumitomom Trust & Banking                              80,000           1,089
   SXL                                                   145,000           1,499
   Taisei                                                138,000             933
   Takeda Chemical                                       169,000           2,284
   Tokyo Electric Power                                   72,500           1,937
   Tokyo Steel                                            54,500           1,049
   Toshiba                                               434,000           3,137
   Toyo Shutter                                           47,000             302
   Victor of Japan*                                      144,000           1,784
   Yamaichi Securities                                   271,000           1,745
   Yuasa Trading                                         122,000             649
                                                                         -------
                                                                         103,041
                                                                         -------
MALAYSIA--3.2%
   AMMB Holdings                                          38,000             518
   Arab Malaysian                                         68,000             271
   DCB Holdings                                          159,000             472
   Edaran Otomobil                                        69,000             608
   Faber Group*                                          655,000             630
   IJM                                                   185,000             701
   IOI Properties                                        227,000             819
   Kuala Lumpur Kepong                                   155,000             463
   Land and General                                      283,000             907
   Malaysian International
     Shipping                                            668,000           1,915
   MBF Capital                                           458,000             532
   Oriental Holdings                                      47,000             245
   Petronas Gas*                                          37,000             119
   Rashid Hussain                                        525,000           1,663
   Resorts World                                          42,000             219
                                                                         -------
                                                                          10,082
                                                                         -------
NETHERLANDS--4.9%
   Ahold                                                  43,000           1,533
   DSM                                                    18,300           1,515
   Heineken                                                7,250           1,097
   Hoogovens                                              33,700           1,373
   International Nederlanden
     Group                                                58,117           3,231
   KPN                                                    50,200           1,731
   Phillips Electronics                                   68,365           3,069
   Stad Rotterdam                                         43,702           1,125
   VNU                                                     8,400             996
                                                                         -------
                                                                          15,670
                                                                         -------
NEW ZEALAND--1.2%
   Fisher & Paykel                                       130,400             399
   Lion Nathan                                           498,600           1,034

4

--------------------------------------------------------------------------------
                                                                       Market
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------
   Telecom Corporation
     New Zealand ADR                                      20,200         $ 1,290
   Telecom Corporation
     New Zealand                                         313,900           1,245
                                                                         -------
                                                                           3,968
                                                                         -------
NORWAY--0.5%
   Den Norske Bank "B"                                   242,909             633
   Kvaerner "B"                                           30,000           1,113
                                                                         -------
                                                                           1,746
                                                                         -------
SINGAPORE--2.2%
   City Developments                                      68,000             409
   DBS Land                                               72,000             207
   Fraser and Neave                                       62,000             703
   Jardine Matheson Holdings                             155,000           1,116
   Overseas Chinese Banking "F"                           82,000             923
   Sembawang Maritime                                    104,000             360
   Singapore Press "F"                                    46,800             646
   Strait Steamship Land                                 203,000             574
   United Overseas Bank "F"                              250,600           2,170
                                                                         -------
                                                                           7,108
                                                                         -------
SPAIN--3.1%
   Banco Bilbao-Vizcaya                                   23,480             710
   Banco de Santander                                     14,000             573
   Banco Popular                                           8,000           1,231
   Dragados                                               17,000             272
   Iberdrola                                             270,400           2,077
   Mapfre                                                  3,000             159
   Repsol                                                 26,000             816
   Repsol ADR                                             33,800           1,069
   Telefonica de Espana                                  207,000           2,807
   Vallehermosa                                           16,000             283
                                                                         -------
                                                                           9,997
                                                                         -------
SWEDEN--0.5%
   Marieberg Tidnings "A"                                 16,100             331
   SSAB                                                  127,600           1,383
                                                                         -------
                                                                           1,714
                                                                         -------
SWITZERLAND--4.4%
   Baloise Holdings                                          660           1,321
   Ciba Geigy                                              3,260           2,309
   CS Holdings                                            27,030           2,216
   Nestle                                                  2,020           2,044
   Rieter                                                  3,450             940
   Roche Holdings                                            394           2,640
   Schweizerischer
     Ruckversicherung                                      3,210           2,601
                                                                         -------
                                                                          14,071
                                                                         -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM--16.4%
   ASDA Group                                            630,000        $  1,063
   BTR                                                   216,538           1,146
   Bass                                                   92,500             927
   British Airways                                       123,700             818
   BET                                                   305,800             645
   British Gas                                           601,000           2,583
   British Petroleum                                     528,410           3,964
   British Steel                                         557,800           1,562
   Charter                                                98,650           1,440
   Courtaulds                                             90,000             653
   General Accident                                      159,500           1,472
   Guardian Royal Exchange                               460,300           1,500
   HSBC Holdings                                          83,000           1,118
   Hanson                                                582,300           1,956
   Hazlewood Foods                                       331,300             678
   Hillsdown Holdings                                    471,600           1,398
   IMI                                                    90,000             445
   Lloyds Bank                                           288,400           3,083
   National Westminster                                  215,500           1,968
   National Power                                         65,000             529
   Norweb                                                111,200           1,503
   Northumbrian Water                                     28,300             397
   Ocean Group                                           239,500           1,226
   RJB Mining                                            215,100           1,368
   Redland                                               140,000             845
   Royal Insurance                                       283,800           1,479
   Sainsbury                                             149,490           1,075
   Scottish Hydroelctric                                 234,700           1,256
   Shell Transport & Trading                             158,300           1,806
   Smithkline Beecham Units                              101,400             889
   Southern Water                                        116,800           1,272
   Storehouse                                            240,000           1,151
   Tesco                                                 475,000           2,406
   Thames Water                                          245,500           2,062
   Thorn EMI                                              40,332             926
   T & N                                                 349,000           1,014
   Whitbread "A"                                         170,000           1,619
   Yorkshire Water                                       131,000           1,235
                                                                         -------
                                                                          52,477
                                                                         -------
Total Foreign Common Stocks
   (Cost $281,574)                                                       302,146
                                                                         -------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
===============================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)


CORE INTERNATIONAL
EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                       Face Amount     Market
Description                                               (000)      Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--1.7%
   J.P. Morgan
     5.80%, dated 8/31/95, matures
     9/1/95, repurchase  price
     $5,286,080 (collateralized by
     Federal National Mortgage
     Association with maturities
     of 8/25/20 and  2/25/21,
     interest  rates of 7.50%
     and 8.00%,  total par value
     $5,266,214; total market value
     of collateral $5,390,851)                            $5,285      $    5,285
                                                                      ----------
Total Repurchase Agreements
   (Cost $5,285)                                                           5,285
                                                                      ----------
TOTAL INVESTMENTS--96.4%
   (Cost $286,859)                                                       307,431
                                                                      ----------
OTHER ASSETS AND LIABILITIES--3.6%
   Other Assets and Liabilities, Net                                      11,618
                                                                      ----------
NET ASSETS:
   Portfolio shares of Class A
     (unlimited authorization -- no
     par value) based on 30,059,505
     outstanding shares of beneficial
     interest                                                            276,519
   Portfolio shares of Class D
     Funds (unlimited
     authorization -- no par value)
     based on 15,696 shares of
     beneficial interest                                                     159
   Accumulated net realized gain
     on investments                                                       28,161
   Accumulated net realized loss
     on forward foreign currency
     transactions                                                        (13,061)
   Net unrealized appreciation on
     forward foreign currency
     contracts, foreign currencies
     and translation of other assets
     and liabilities denominated in
     foreign currencies                                                    3,050
   Net unrealized appreciation
     on investments                                                       20,572
   Undistributed net investment
     income                                                                3,649
                                                                        --------
Total Net Assets-- 100%                                                 $319,049
                                                                        ========
Net Asset Value, Offering Price and
   Redemption Price Per
   Share-- Class A                                                      $  10.61
                                                                        ========

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
Net Asset Value and Redemption
   Price Per Share -- Class D
   Funds                                                                $  10.55
                                                                        ========
Maximum Offering Price Per Share
   Class D Funds ($10.55/95%)                                         $  11.11
                                                                        ========

*    Non-income producing security
ADR  American Depository Receipt

EUROPEAN EQUITY PORTFOLIO

FOREIGN COMMON STOCKS--90.0%
AUSTRIA--0.4%
   VA Technologie*                                          2,020         $  223
                                                                          ------
BELGIUM--0.7%
   Arbed*                                                   2,600            353
                                                                          ------
DENMARK--1.1%
   Den Danske Bank                                          8,830            569
                                                                          ------
FINLAND--2.0%
   Nokia "A"                                               11,520            799
   Nokia "K"                                                4,000            277
                                                                          ------
                                                                           1,076
                                                                          ------
FRANCE--12.6%
   Carrefour                                                1,540            860
   Castorama Dubois                                         4,000            634
   Cetelem                                                  5,244            813
   Saint Gobain                                             4,300            546
   Eaux Generale                                            6,505            689
   Credit Local De France                                   5,120            433
   Galaries Lafayette                                         500            163
   LVMH Moet Hennessy                                       3,670            661
   Sanofi                                                  10,000            618
   Seita                                                    6,000            212
   Societe Generale                                         5,301            554
   Societe Nationale Elf Aquitaine                          7,222            529
                                                                          ------
                                                                           6,712
                                                                          ------
GERMANY--6.8%
   BASF                                                     1,200            269
   Bayer                                                    1,000            259
   Beiersdorf                                                 417            315
   Deutsche Pfandbrief &
     Hypotheken Bank                                        6,000            256
   Gehe                                                       900            407
   SAP                                                      5,950            882
   Veba                                                    13,500            516
   Wella                                                      890            689
                                                                          ------
                                                                           3,593
                                                                          ------

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
ITALY--2.0%
   Alleanza Assicurazioni Warrants*                           272        $     0
   Telecom Italia                                         190,000            305
   Telecom Italia Mobile*                                 520,000            767
                                                                         -------
                                                                           1,072
                                                                         -------
NETHERLANDS--5.2%
   Aegon                                                    5,500            185
   Ahold                                                   13,972            498
   Elsevier                                                67,000            848
   Hunter Douglas                                          15,120            759
   International Nederlanden Group                            195             11
   VNU                                                      4,000            474
                                                                         -------
                                                                           2,775
                                                                         -------
NORWAY--1.1%
   Saga Petroleum "B"                                      48,040            577
                                                                         -------
 SPAIN--6.1%
   Banco Bilbao-Vizcaya                                    28,100            850
   Banco Popular                                            1,000            154
   Continente                                              19,150            472
   Fomento de Construcciones
     Contratas                                              1,917            159
   Gas Natural                                              6,050            743
   Telefonica de Espana                                    40,000            542
   Uralita                                                 30,000            333
                                                                         -------
                                                                           3,253
                                                                         -------
SWEDEN--9.5%
   Astra "B"                                               18,800            611
   Ericsson                                                40,000            856
   Getinge Industries "B"                                  17,500            636
   Kalmar Industries                                       40,000            686
   Kinnevik Investment "B"                                  6,500            194
   Mo Och Domsjo "B"                                       11,650            671
   Scribona                                                25,000            185
   Securitas "B"                                            6,000            206
   SSAB "B"                                                23,200            251
   Stadshypotek                                            14,000            229
   Stora Kopparbergs "B"                                   42,000            524
                                                                         -------
                                                                           5,049
                                                                         -------
SWITZERLAND--6.5%
   BBC Brown Boveri                                           670            707
   Hilti                                                      600            508
   Roche Holdings                                             139            931
   Sandoz                                                   1,070            772
   Societe Generale de Surveillance                           265            477
                                                                         -------
                                                                           3,395
                                                                         -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM--36.0%
   Abbey National                                         95,000        $    787
   Associated British Foods                               36,400             406
   Bass                                                   59,300             594
   BAT Industries                                         70,600             552
   Blue Circle Industries                                103,900             514
   Britannic Assurance                                    16,000             142
   British Aerospace Warrants*                             1,600               5
   British Aerospace                                      43,400             444
   British Airways                                        47,000             311
   British Petroleum                                     116,000             870
   British Sky Broadcasting                              108,250             571
   British Telecommunications                            215,500           1,353
   BTR                                                    83,100             440
   Commercial Union                                       44,458             407
   Cordiant*                                              63,159             113
   English China Clay                                     17,750             104
   General Electric                                      138,900             672
   Glaxo Wellcome                                         86,600           1,029
   Granada Group                                          61,200             591
   Grand Metropolitan                                     94,400             599
   Great Universal Stores                                 49,100             466
   Hammerson "A"                                          65,000             358
   Heath, C.E                                             18,000              56
   HSBC Holdings                                          42,700             575
   Lasmo                                                 184,300             506
   Lex Service                                            24,000             120
   MEPC                                                   24,900             146
   Morrison Supermarket                                   87,000             217
   Mowlem, John                                           40,400              47
   Next                                                   70,000             419
   Prudential                                            105,900             559
   Reckitt & Coleman                                      38,925             402
   Reuters Holdings                                       74,800             650
   Royal Insurance                                        84,899             443
   Scottish Power                                         76,500             404
   Sears                                                  95,000             165
   Sedgwick Group                                        110,000             207
   Severn Trent                                           43,300             423
   Smithkline Beecham                                     83,000             728
   Smiths Industries                                      70,000             611
   Tate & Lyle                                            62,300             444
   Williams Holdings                                     135,300             670
                                                                         -------
                                                                          19,120
                                                                         -------
Total Foreign Common Stocks
   (Cost $43,258)                                                         47,767
                                                                         -------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
================================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)


EUROPEAN EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS--1.9%
GERMANY--1.9%
   Jungheinrich                                            2,600         $   580
   Rhon Klinikum                                             460             423
                                                                         -------
                                                                           1,003
                                                                         -------
Total Foreign Preferred Stocks
   (Cost $818)                                                             1,003
                                                                         -------
Total Investments--91.9%
   (Cost $44,076)                                                        $48,770
                                                                         =======

*  Non-income producing security


PACIFIC BASIN EQUITY PORTFOLIO

FOREIGN COMMON STOCKS--94.5%
AUSTRALIA--7.2%
   Amcor                                                  18,000         $   140
   Australia & New Zealand Bank
     Group                                                36,000             146
   Broken Hill Proprietary                                37,900             550
   CRA                                                    23,000             368
   Lend Lease                                              8,000             114
   Mayne Nickless                                         60,000             288
   M.I.M. Holdings                                       135,000             193
   Newscorp                                               32,000             184
   Normandy Mining                                        64,000              84
   Oil Search                                            175,000             157
   Qantas Airways                                         41,000              67
   Tabcorp                                                80,000             197
   TNT                                                   190,000             258
   Western Mining                                         63,125             424
   Westpac Banking                                        54,000             203
   Woodside Petroleum                                     17,000              79
                                                                         -------
                                                                           3,452
                                                                         -------
HONG KONG--9.6%
   Chen Hsong                                            230,000             163
   Cheung Kong Holdings                                   78,000             387
   Citic Pacific                                          80,000             228
   Giordano                                              196,000             161
   Hong Kong Electric                                    125,000             434
   Wharf Holdings                                         91,000             262
   Hong Kong & Shanghai Hotels                            48,000              59
   Hong Kong Telecommunications                          212,800             385
   HSBC Holdings                                          42,290             568
   Hutchison Whampoa                                     174,000             838
   New World Development                                  62,000             226
   Sung Hung Kai Properties                               60,200             437
   Swire Pacific "A"                                      67,000             502
                                                                         -------
                                                                           4,650
                                                                         -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
JAPAN--65.0%
   Amada                                                  59,000        $    616
   Asatsu                                                  6,000             220
   Bridgestone                                            81,000           1,194
   Canon                                                  23,000             417
   Canon Sales                                             4,000             107
   Chain Store Okuwa                                      13,000             204
   Credit Saison                                          11,000             231
   Dai Tokyo Fire & Marine
     Insurance                                            45,000             299
   Daiwa Securities                                       30,000             378
   DDI                                                        12             101
   DDI                                                        42             355
   Denny's                                                 8,000             221
   East Japan Railway                                        128             609
   Familymart                                              5,000             220
   Fuji Photo Film                                        25,000             627
   Glory                                                  10,000             365
   Heiwa                                                   5,000             146
   Hirose Electric                                         8,000             544
   Hitachi                                               142,000           1,555
   Innotech                                                4,000             157
   Ito Yokado                                             27,000           1,440
   Japan Airport Terminal                                 18,000             208
   Japan Associated Finance                                2,000             207
   Kahma                                                  10,400             185
   Keyence                                                 2,000             256
   Koa Fire & Marine Insurance                            31,000             180
   Kobe Steel                                             45,000             117
   Koito Industries                                        5,000              51
   Kuraray                                                53,000             532
   Mabuchi Motor                                           4,000             271
   Makita                                                 28,000             450
   Matsushita Electric                                    95,000           1,487
   Mitsubishi                                             71,000             785
   Mitsubishi Electric                                   108,000             810
   Mitsubishi Gas Chemical                                67,000             281
   Mitsubishi Motor                                       39,000             338
   Mitsubishi Trust & Banking                             36,000             600
   Mitsui                                                112,000             877
   Mitsui Petrochem                                       21,000             161
   Mos Food Services                                       2,200              56
   Mr. Max                                                   400               7
   Murata Manufacturing                                   19,000             758
   New Oji Paper                                          55,000             496
   Nihon Dempa Kogyo                                       6,000             167
   Nippon Shinpan                                         27,000             174
   Nippon Steel                                           85,000             289
   Nippon Television                                       1,000             235
   Nomura Securities                                      36,000             707
   Okinawa Electric Power                                  4,000             119
   Omron                                                  27,000             594
   Promise                                                 4,000             167
   Sangetsu                                                5,000             124

8

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
   Sankyo                                                 27,000        $    602
   Santen Pharmaceutical                                   5,000             121
   Seino Transportation                                   19,000             317
   Sekisui House                                          33,000             415
   Seven Eleven                                            1,000              68
   Shimachu                                                8,000             209
   Shimamura                                               7,000             265
   Showa Shell Sekiyo                                     60,950             537
   Sony                                                    4,000             219
   Sony Music Entertainment                                5,000             229
   Sumitomo Electric                                      19,000             247
   Sumitomo Forestry                                      20,000             317
   Sumitomo Metal*                                        75,000             210
   Takashimaya                                            24,000             337
   Toho                                                    5,280             827
   Tokio Marine & Fire Insurance                          78,000             926
   Tokyo Broadcasting System                              23,000             370
   Tokyo Electronics                                      18,000             726
   Toshiba                                               120,000             867
   Toyota Motor                                           63,000           1,251
   Yasuda Fire & Marine Insurance                         42,000             277
   Yokogawa Electric                                      39,000             367
                                                                         -------
                                                                          31,399
                                                                         -------
MALAYSIA--7.2%
   DCB Holdings                                           71,000             211
   Gamuda                                                 42,000             204
   Genting                                                71,500             633
   Larut Consolidated                                    161,500             271
   Larut Convertable Loan Stock*                          42,000              13
   Larut Warrants*                                        42,000              34
   Malayan Banking                                        69,500             571
   Malaysian Assurance Alliance                           23,000              90
   New Straits Times Press                                33,000             103
   Perusahaan Otomobil                                    48,000             184
   Petronas Gas                                           49,000             157
   Renong                                                179,000             346
   Resorts World                                          41,000             214
   Telekom Malaysia                                       50,000             351
   United Engineers                                       13,000              87
                                                                         -------
                                                                           3,469
                                                                         -------
NEW ZEALAND--0.9%
   Carter Holt Harvey                                    127,511             290
   Telecom Corporation of
     New Zealand                                          32,000             127
                                                                         -------
                                                                             417
                                                                         -------
SINGAPORE--4.6%
   City Developments                                      47,000             283
   DBS Land                                               97,000             279
   Development Bank of
     Singapore "F"                                        11,000             125

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
   Jurong Ship Yard                                      18,000         $    125
   Keppel                                                50,000              401
   Mandarin Oriental                                    175,718              159
   Singapore Press "F"                                   14,880              205
   Singapore International
     Airlines "F"                                        26,000              220
   United Overseas Bank "F"                              50,824              440
                                                                        --------
                                                                           2,237
                                                                        --------
SOUTH KOREA--0.0%
   Samsung Electronics                                       28                5
                                                                        --------
Total Foreign Common Stocks
   (Cost $46,647)                                                         45,629
                                                                        --------
Total Investments--94.5%
   (Cost $46,647)                                                       $ 45,629
                                                                        ========

*  Non-income producing security

EMERGING MARKETS
EQUITY PORTFOLIO

FOREIGN COMMON STOCKS--76.7%
ARGENTINA--6.1%
   Ciadea*                                                 24,600       $    101
   Cresud*                                                294,600            401
   IRSA GDS*                                                2,700             59
   IRSA*                                                  110,000            242
   Perez Companc*                                         169,416            793
   Siderca                                                240,900            195
                                                                         -------
                                                                           1,791
                                                                         -------
BRAZIL--3.4%
   Aracruz Cellulose ADR                                   45,800            550
   Telecom Brasileiras ADR                                 10,400            451
                                                                         -------
                                                                           1,001
                                                                         -------
CHILE--2.0%
   A.F.P. Provida ADR*                                      3,100             81
   Chilgener ADR                                            6,900            155
   Compania de Telecom Chile ADR                              400             29
   Empresa Nacional de Electricidad
     ADR                                                    2,000             40
   Enersis ADR                                              6,900            175
   Moneda Chile Fund*                                       2,022             20
   Quimica Y Minera Chile ADR                               1,000             47
   Vina Concha Y Toro Chile ADR                             2,000             35
                                                                         -------
                                                                             582
                                                                         -------

STATEMENT OF NET ASSETS
================================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)


EMERGING MARKETS
EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
CHINA--0.7%
   Huaneng Power International
     ADR*                                                  4,500         $    79
   Shanghai Diesel Engine "B"                            104,000              67
   Shanghai Dazhong Taxi "B"                              84,000              71
                                                                         -------
                                                                             217
                                                                         -------
COLOMBIA--2.5%
   Banco de Colombia GDS*                                 81,900             557
   Banco Industrial Colombiano
     ADR                                                  12,200             166
                                                                         -------
                                                                             723
                                                                         -------
GERMANY--0.2%
   Ashanti Goldfields GDS                                  2,700              56
                                                                         -------
GREECE--1.7%
   Aegek                                                   8,000              94
   Aegek Rights*                                             800               1
   Aluminum of Greece                                      1,060              52
   Ergo Bank                                                 970              45
   Greek Progress Fund                                     8,600              79
   Hellenic Bottling                                       4,025             129
   Nikas                                                   3,400              44
   Themeliodomi                                            4,600              43
                                                                         -------
                                                                             487
                                                                         -------
HONG KONG--2.0%
   CDL Hotels International                              116,000              56
   Guang Dong Investment                                 164,000              94
   Guangzhou Investment                                  130,000              24
   HSBC Holdings                                           2,500              34
   Johnson Electric Holdings                              34,000              68
   MC Packaging                                          186,000              72
   Shangri-La Asia                                        68,000              74
   Siu-Fung Ceramics                                     334,000              73
   Tian An China                                         142,000              21
   Yue Yuen                                              216,000              55
                                                                         -------
                                                                             571
                                                                         -------
HUNGARY--0.3%
   Egis*                                                   3,700              87
                                                                         -------
INDIA--2.6%
   Arvind Mills GDR*                                      25,600              99
   Bajaj Auto GDR*                                         2,700              82
   Grasim Industries GDR                                   3,400              83
   India Growth Fund                                       6,300             109
   Indian Hotels GDS*                                      6,400             109
   Larsen & Toubro GDS                                     1,900              38


--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
   MS India Fund                                           9,500         $    99
   Reliance Industries GDR*                                7,400             142
                                                                         -------
                                                                             761
                                                                         -------
INDONESIA--3.1%
   Asia Pacific Resource "A"*                              7,600              68
   Astra                                                  32,500              65
   Bank International Indonesia*                          22,000              79
   Bimantara*                                             61,500              43
   Dankos Labs - "F"                                      26,000              78
   Hanjaya Mandala Sampoerna                              15,500             147
   Indorama - "F"                                         30,500             101
   Indorayon                                              59,000             114
   Indosat ADR                                               500              18
   Bank Bali Warrants*                                     2,900               1
   Bank Bali - "F"                                        22,575              54
   Sekar Bumi*                                            21,000              28
   Semen Gresik Rights*                                   30,000              44
   Semen Gresik - "F"                                     10,000              30
   Tjiwi Kimia                                            10,000              22
                                                                         -------
                                                                             892
                                                                         -------
MALAYSIA--18.9%
   AMMB Holdings                                          37,000             504
   Arab Malaysian                                        190,000             758
   Arab Malaysian Merchant Bank                           78,000             313
   DCB Holdings Warrants*                                144,000             158
   DCB Holdings                                           67,000             199
   Genting                                                40,000             354
   Hong Leong Credit                                       1,000               5
   IJM                                                   138,000             523
   IOI*                                                  540,000             667
   Kwong Yik Bank                                         83,000             188
   Leader Universal Holdings                             104,000             344
   Metacorp                                               37,000             112
   Petronas Gas*                                          32,000             103
   Resorts World                                          71,000             370
   Sime Darby                                              1,000               2
   Tan Jong                                               22,000              63
   Telekom Malaysia                                       18,000             126
   United Engineers                                      108,000             723
                                                                         -------
                                                                           5,512
                                                                         -------
MEXICO--6.2%
   Grupo Mexico "B"*                                      50,000             258
   Industrias Penoles                                    149,000             552
   Kimberly Clark "A"                                     19,000             262
   Telefonos de Mexico ADR                                22,500             737
                                                                         -------
                                                                           1,809
                                                                         -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
PAKISTAN--1.2%
   Adamjee Insurance*                                    11,400       $       42
   D.G. Khan*                                            55,400               88
   Engro Chemicals*                                      20,200              108
   Nishat Textile Mills*                                 32,000               35
   Pakistan State Oil*                                    7,100               88
                                                                      ----------
                                                                             361
                                                                      ----------
PERU--2.9%
   Banco de Credito del Peru "C"*                       168,560              328
   Telefonos Peru "A"                                   144,100              278
   Southern Peru Copper "T"*                             52,800              228
                                                                      ----------
                                                                             834
                                                                      ----------
PHILIPPINES--5.6%
   Aboitiz Equity Ventures*                             741,000              146
   Ayala "B"                                             41,520               50
   Ayala Land "B"                                        57,300               71
   Bacnotan Cement                                      107,800              112
   Benpres Holdings GDS*                                 16,090              117
   C & P Homes*                                          90,400               56
   Filinvest Land*                                      567,000              213
   Keppel Philippine
     Holdings "B"*                                       20,700              100
   La Tondena Distillers                                 52,200               60
   Manila Mining "B"                                 27,800,000              102
   Metro Pacific                                      1,229,000              204
   Petron                                               123,000               69
   Philippine Long Distance ADR                           3,850              242
   Philippine Long Distance                               1,420               90
                                                                      ----------
                                                                           1,632
                                                                      ----------
POLAND--0.2%
   Agros Holdings "C"*                                    4,200               47
                                                                      ----------
PORTUGAL--2.5%
   Capital Portugal Fund*                                 1,890              172
   Cimentos de Portugal*                                  5,590               87
   Empresa Fabril de Maquinas
     Electricas                                           8,000               74
   Estoril Sol*                                           5,400               35
   Portucel Industrial Empresa*                           9,400               68
   Soporcel*                                              2,150               49
   Sonae Investimentos                                    8,700              198
   Sumolis                                                3,200               34
                                                                      ----------
                                                                             717
                                                                      ----------
SOUTH AFRICA--6.7%
   Anglo American                                         3,680              197
   Barlow                                                 7,100               77
   Clinic Holdings                                      174,200              143
   Foodcorp                                              13,000              130
   Iscor                                                343,000              394
   Lonrho                                                53,200              134
   Multichoice*                                          14,900               36

--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
   Murray & Roberts                                       21,500         $   135
   Nampak EDR*                                             2,600              33
   Nampak                                                 42,100             186
   Nedcor                                                  7,900             100
   Nedcor Units ADR*                                         700              36
   Sasol                                                  23,500             201
   Seardel Investment                                     11,000              28
   Standard Bank                                           4,070             136
   South Africa Breweries                                     88               3
                                                                         -------
                                                                           1,969
                                                                         -------
SOUTH KOREA--1.0%
   Kepco ADR                                               2,050              47
   Korea Equity Fund*                                      3,400              28
   Korea Fund                                              3,000              61
   Korea Investment Fund*                                  6,300              72
   Korea Mobile Telecom GDR*                               1,200              38
   Pohang Iron & Steel ADR                                 1,600              50
                                                                         -------
                                                                             296
                                                                         -------
TAIWAN--1.9%
   Advanced Semiconductors
     Engineering GDR*                                      9,300             126
   ROC Taiwan Fund                                        19,900             206
   Taiwan Equity Fund                                     22,400             227
                                                                         -------
                                                                             559
                                                                         -------
THAILAND--2.4%
   Banpu Public - "F"                                      1,600              37
   Bangkok Bank - "F"                                      5,100              57
   Bangkok Bank SER                                        5,100              42
   Electric Generating*                                   25,700              79
   Land and House - "F"                                    3,600              62
   Regional Container - "F"                                6,600              98
   Siam Cement                                             1,800             123
   Thai Farmers Bank SER                                  10,500              70
   Thai Farmers Bank                                       5,600              54
   United Communications                                   4,900              67
   Wongpaitoon Footwear - "F"                             17,000              20
                                                                         -------
                                                                             709
                                                                         -------
TURKEY--1.7%
   Akbank*                                               355,000              91
   Cimentas                                               70,800              39
   Erciyas Biracilik GDR*                                 11,900             155
   Koc Holdings                                           62,000              43
   Tat Konservecili                                      121,500              77
   Tofas Otomobil                                        532,400              81
                                                                         -------
                                                                             486
                                                                         -------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)


EMERGING MARKETS
EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                   Shares/Face         Market
Description                                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
VENEZUELA--1.0%
   Sivensa ADR                                        152,300       $        228
   Venprecar GDR*                                      13,300                 75
                                                                    ------------
                                                                             303
                                                                    ------------
Total Foreign Common Stocks
   (cost $22,232)                                                         22,402
                                                                    ------------

PREFERRED STOCKS--6.9%
BRAZIL--6.9%
   Banco Bradesco                                  31,200,000                302
   Brahma*                                            360,000                135
   Cimento Itau                                       380,000                114
   Coteminas                                          460,000                155
   Electrobras "B"*                                   895,000                247
   Lojas Renner                                     3,300,000                 73
   Petrol Brasileiros                               3,950,000                381
   Randon Participacoes                           106,500,000                103
   Sadia Concordia                                    115,000                121
   Usiminas Gerais                                 91,900,000                 94
   Vale Rio Doce                                    1,884,000                291
                                                                    ------------
                                                                           2,016
                                                                    ------------
Total preferred stocks
   (cost $2,050)                                                           2,016
                                                                    ------------

CONVERTIBLE BONDS--5.3%
   Bangkok Bank
     3.250%, 03/03/04                            $        150                147
   Barlow
     7.000%, 09/20/04                                     270                326
   Banpu Public
     3.500%, 08/25/04                                      70                 87
   Essar Gujarat
     5.500%, 08/05/98                                      30                 30
   Liberty Life
     6.500%, 09/30/04                                     140                161
   SAP 144A
     7.500%, 08/01/02                                     150                154
   Sappi Finance
     7.500%, 08/01/02                                      60                 62
   Tata Iron & Steel
     2.250%, 04/01/99                                     100                 99
   United Engineers
     2.000%, 03/01/04                                     425                494
                                                                    ------------
Total Convertible Bonds
   (Cost $1,570)                                                           1,560
                                                                    ------------

--------------------------------------------------------------------------------
                                                  Face Amount          Market
Description                                          (000)           Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--13.4%
   State Street Bank
     4.50%, dated 8/31/95, matures
     9/1/95, repurchase price
     $3,902,000 (collateralized by
     U.S. Treasury Note, maturity
     10/31/96, interest
     rate 6.875%)                                     $  3,902          $  3,902
                                                                        --------
Total Repurchase Agreements
   (Cost $3,902)                                                           3,902
                                                                        --------
Total Investments--102.4%
   (Cost $29,754)                                                         29,880
                                                                        --------
OTHER ASSETS AND LIABILITIES-- -2.4%
   Other Assets and Liabilities, Net                                        (703)
                                                                        --------
NET ASSETS:
   Portfolio shares of Class A
     (unlimited authorization -- no
     par value) based on 2,662,851
     outstanding shares of beneficial
     interest                                                             28,813
   Accumulated net realized gain
     on investments                                                          241
   Accumulated net realized loss on
     foreign currency transactions                                           (48)
   Net unrealized depreciation on
     forward foreign currency
     contracts, foreign currencies
     and translation of other assets
     and liabilities denominated in
     foreign currencies                                                       (2)
   Net unrealized appreciation
     on investments                                                          126
   Undistributed net investment
     income                                                                   47
                                                                        --------
Total Net Assets-- 100%                                                 $ 29,177
                                                                        ========
Net Asset Value, Offering Price and
   Redemption Price Per
   Share-- Class A                                                      $  10.96
                                                                        ========

*     Non-income producing security
ADR   American Depository Receipt
GDR   Global Depository Receipt
GDS   Global Depository Share
EDR   European Depository Receipt

================================================================================



INTERNATIONAL FIXED
INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                                      Face Amount      Market
Description                                             (000)(1)     Value (000)
--------------------------------------------------------------------------------
FOREIGN BONDS--92.2%
AUSTRALIA--1.3%
   Australian Government
     9.500%, 08/15/03                                      408          $    317
   Queensland Treasury
     8.000%, 08/14/01                                      506               367
                                                                        --------
                                                                            684
                                                                        --------
BELGIUM--2.4%
   Kingdom of Belgium
     9.000%, 06/27/01                                   17,000               630
     7.250%, 04/29/04                                   20,050               670
                                                                        --------
                                                                           1,300
                                                                        --------
CANADA--2.7%
   Canadian Government
     7.500%, 09/01/00                                       75                55
     6.500%, 06/01/04                                    1,500             1,016
     9.250%, 06/01/22                                      255               208
     9.000%, 06/01/25                                      240               191
                                                                        --------
                                                                          1,470
                                                                        --------
DENMARK--7.4%
   Kingdom of Denmark
     6.250%, 02/10/97                                    6,495             1,146
     9.000%, 11/15/00                                    5,790             1,090
     8.000%, 11/15/01                                    5,370               965
     8.000%, 03/15/06                                    4,725               820
                                                                        --------
                                                                           4,021
                                                                        --------
FRANCE--11.6%
   French Treasury Bill
     7.750%, 04/12/00                                    5,800             1,200
   Government of France OAT
     8.500%, 11/12/97                                    9,300             1,934
     8.500%, 03/28/00                                    4,960             1,058
     9.500%, 01/25/01                                    6,570             1,461
     8.500%, 10/25/08                                    3,330               713
                                                                        --------
                                                                           6,366
                                                                        --------
GERMANY--15.5%
   Bundesobligation
     6.750%, 09/15/99                                    4,115             2,919
   Deutschland Republic
     6.250%, 01/04/24                                      500               295
   German Unity Fund
     8.500%, 02/20/01                                    2,330             1,757
   KFW International Finance
     6.630%, 04/15/03                                    1,140               775
   Treuhandanstalt
     6.500%, 04/23/03                                    4,020             2,721
                                                                        --------
                                                                           8,467
                                                                        --------

--------------------------------------------------------------------------------
                                                      Face Amount      Market
Description                                             (000)(1)     Value (000)
--------------------------------------------------------------------------------
ITALY--9.4%
   Italian Government BTPS
     9.000%, 10/01/96                                2,500,000         $   1,518
     8.500%, 04/01/99                                2,430,000             1,384
     8.500%, 08/01/99                                  500,000               282
     9.500%, 01/01/05                                3,575,000             1,954
                                                                       ---------
                                                                           5,138
                                                                       ---------
JAPAN--19.0%
   Asian Development Bank
     5.000%, 02/05/03                                  229,000             2,610
   Export-Import Bank
     4.380%, 10/01/03                                  249,000             2,743
   Japanese Development Bank
     5.000%, 10/01/99                                  114,000             1,299
   Republic of Austria
     4.500%, 09/28/05                                   20,000               224
     3.750%, 02/03/09                                   48,000               495
   World Bank
     4.500%, 06/20/00                                  152,100             1,710
     4.500%, 03/20/03                                  118,800             1,323
                                                                       ---------
                                                                          10,404
                                                                       ---------
NETHERLANDS--9.0%
   Netherlands Government
     6.250%, 07/15/98                                      878               548
     7.500%, 06/15/99                                    3,250             2,102
     8.500%, 03/15/01                                      880               595
     7.250%, 10/01/04                                    2,520             1,595
   Kingdom of Netherlands
     6.500%, 01/15/99                                      137                86
                                                                       ---------
                                                                           4,926
                                                                       ---------
NORWAY--0.5%
   Government of Norway
     9.500%, 10/31/02                                    1,700               299
                                                                       ---------
SPAIN--2.7%
   Kingdom of Spain
    12.250%, 03/25/00                                   48,000               401
    10.300%, 06/15/02                                  140,000             1,080
                                                                       ---------
                                                                           1,481
                                                                       ---------
SWEDEN--1.7%
   Kingdom of Sweden
    10.250%, 05/05/03                                    1,300               179
     9.000%, 04/20/09                                    3,500               433
   Swedish Treasury Note
    11.000%, 01/21/99                                    2,300               325
                                                                       ---------
                                                                             937
                                                                       ---------

SCHEDULE OF INVESTMENTS
================================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1995 (UNAUDITED)


INTERNATIONAL FIXED
INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                                      Face Amount      Market
Description                                             (000)(1)     Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM--9.0%
   European Investment Bank
     7.000%, 03/30/98                                         200         $  307
   United Kingdom Treasury
     8.000%, 12/07/00                                       1,385          2,182
     8.500%, 12/07/05                                       1,530          2,437
                                                                          ------
                                                                           4,926
                                                                          ------
Total Foreign Bonds
   (Cost $50,973)                                                         50,419
                                                                          ------

U. S. TREASURY OBLIGATIONS--0.3%
   U.S. Treasury Note
     6.500%, 04/30/97                                          35             35
     6.250%, 08/15/23                                          70             66
     7.630%, 02/15/25                                          40             45
                                                                          ------
Total U. S. Treasury Obligations
   (Cost $142)                                                               146
                                                                          ------

--------------------------------------------------------------------------------
                                                      Face Amount      Market
Description                                             (000)(1)     Value (000)
--------------------------------------------------------------------------------
FOREIGN CURRENCY OPTIONS--0.0%
CANADA--0.0%
   U.S. Dollar Call
     10/31/95                                                728         $     1
                                                                         -------
UNITED KINGDOM--0.0%
   German Deutschmark Put
     12/29/95                                              1,463              14
                                                                         -------
Total Foreign Currency Options
   (Cost $35)                                                                 15
                                                                         -------
Total Investments--92.5%
   (Cost $51,150)                                                        $50,580
                                                                         =======

(1)  In local currency


The accompanying notes are an integral part of the financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================

AUGUST 31, 1995 (UNAUDITED)

                                                                                   --------    --------   -------------
                                                                                                Pacific   International
                                                                                   European      Basin       Fixed
                                                                                    Equity      Equity       Income
                                                                                   --------    --------   -------------
ASSETS:
   Investment securities (Cost $44,076, $46,647, $51,150 respectively)             $ 48,770    $ 45,629    $ 50,580
   Cash and foreign currency                                                          3,837       1,896       2,379
   Dividend and interest receivable                                                     295          20       1,653
   Investment securities sold                                                           862        --         1,594
   Unrealized gain on forward foreign currency contracts                               --         1,165       1,287
   Other assets                                                                         213          31         226
                                                                                   --------    --------    --------
   Total Assets                                                                      53,977      48,741      57,719
                                                                                   --------    --------    --------
LIABILITIES:
   Investment securities purchased                                                      653         245       2,909
   Other liabilities                                                                    244         227         109
                                                                                   --------    --------    --------
   Total liabilities                                                                    897         472       3,018
                                                                                   --------    --------    --------

NET ASSETS:
   Portfolio shares of Class A (unlimited  authorization  -- no par value) based on 4,709,456, 5,035,246, and 4,789,405,
     respectively, outstanding shares of beneficial interest                         47,730      49,083      50,094
   Accumulated net realized gain (loss) on investments                                  129        (212)        408
   Accumulated net realized gain (loss) on forward foreign
     currency transactions                                                              (93)       (828)      1,785
   Net unrealized appreciation/depreciation on forward foreign currency contracts, foreign currency and translation of
     other assets and liabilities in foreign currency                                    (6)      1,165       1,228
   Net unrealized appreciation (depreciation) on investments                          4,694      (1,018)       (570)
   Undistributed net investment income                                                  626          79       1,756
                                                                                   --------    --------    --------
   Total Net Assets                                                                $ 53,080    $ 48,269    $ 54,701
                                                                                   ========    ========    ========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE-- CLASS A                                                             $  11.27    $   9.59    $  11.42
                                                                                   ========    ========    ========

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
================================================================================

FOR THE PERIOD ENDED AUGUST 31, 1995 (UNAUDITED)

                                 ------------- ----------  ---------  ---------- -------------
                                      Core                  Pacific    Emerging  International
                                 International  European      Basin     Markets      Fixed
                                     Equity       Equity     Equity     Equity       Income
                                 ------------- ----------  ---------  ---------- -------------
INVESTMENT INCOME:
   Dividends                       $  6,140    $    931    $    312    $    118        --
   Interest                             165          87          73          94    $  1,584
   Less: Foreign Taxes Withheld        (586)        (85)        (33)        (13)        (37)
                                   --------    --------    --------    --------    --------
   Total Investment Income            5,719         933         352         199       1,547
                                   --------    --------    --------    --------    --------
EXPENSES:
   Management fees                      734          78         165          53         149
   Less management fees waived         (161)        (46)        (62)        (53)        (57)
   Reimbursement by manager            --          --          --          --          --
   Investment advisory fees             775         179          87          86          74
   Less investment advisory fees
     waived                            --          --          --          --           (12)
   Custodian/wire agent fees            258          19          18          40          21
   Professional fees                     62           8           8           1           9
   Registration & filing fees            35           6           7           9           7
   Printing fees                         58           6           6           1           7
   Trustee fees                          10           1           1        --             1
   Pricing fees                          10           8           8           8           4
   Distribution fees                    248          34          31          12          37
   Amortization of deferred
     organization costs                   4           3           3        --             4
   Miscellaneous fees                     6           1           1           1           1
                                   --------    --------    --------    --------    --------
   Total Expenses                     2,039         297         273         158         245
                                   --------    --------    --------    --------    --------
NET INVESTMENT INCOME                 3,680         636          79          41       1,302
                                   --------    --------    --------    --------    --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from
     security transactions           10,377         294        (175)        241       1,335
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions           (4,346)          5        (901)        (49)      2,159
   Net change in unrealized
     appreciation on forward
     foreign currency contracts,
     foreign currencies, and
     translation of other assets
     and liabilities denomenated
     in foreign curencies             4,106           7       1,246          (1)        756
   Net change in unrealized
     appreciation (depreciation)
     on investments                  18,743       4,569       3,655          72      (1,632)
                                   --------    --------    --------    --------    --------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $ 32,560    $  5,511    $  3,904    $    304    $  3,920
                                   ========    ========    ========    ========    ========

The accompanying notes are an integral part of the financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
(UNAUDITED)

                                                             ----------------------    ----------------------
                                                                      Core
                                                                 International               European
                                                                     Equity                   Equity
                                                             ----------------------    ----------------------
                                                                1996*        1995          1996*    1995
                                                             ----------------------    ----------------------
OPERATIONS:
   Net investment income (loss)                              $   3,680    $   6,137    $     636    $     211
   Net realized gain (loss) from security transactions          10,377       36,204          294         (165)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                (4,346)     (25,138)           5         (154)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currencies               4,106       10,819            7          (13)

   Net change in unrealized appreciation (depreciation)
     on investments                                             18,743      (58,990)       4,569          125
                                                             ---------    ---------    ---------    ---------
   Net increase (decrease) in net assets from operations        32,560      (30,968)       5,511            4
                                                             ---------    ---------    ---------    ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                      --           --           --           (165)
     Class D Funds                                                --           --           --           --
   Net realized gains:
     Class A                                                      --        (23,038)        --           --
     Class D Funds                                                --             (2)        --           --
                                                             ---------    ---------    ---------    ---------
   Total dividends distributed                                    --        (23,040)        --           (165)
                                                             ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                               100,908      340,533       17,753       41,513
     Shares issued in lieu of cash distributions                  --         14,427         --            144
     Cost of shares repurchased                               (143,077)    (475,951)      (6,462)      (5,218)
                                                             ---------    ---------    ---------    ---------
     Increase (decrease) in net assets derived from Class A    (42,169)    (120,991)      11,291       36,439
                                                             ---------    ---------    ---------    ---------
   Class D Funds:
     Proceeds from shares issued                                   104           53         --           --
     Shares issued in lieu of cash distributions                  --              2         --           --
     Cost of shares repurchased                                   --           --           --           --
                                                             ---------    ---------    ---------    ---------
     Increase in net assets derived from Class D Funds             104           55         --           --
                                                             ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
   SHARE TRANSACTIONS                                          (42,065)    (120,936)      11,291       36,439
                                                             ---------    ---------    ---------    ---------
         Net increase (decrease) in net assets                  (9,505)    (174,944)      16,802       36,278
NET ASSETS:
   Beginning of period                                         328,554      503,498       36,278         --
                                                             ---------    ---------    ---------    ---------
   End of period                                             $ 319,049    $ 328,554    $  53,080    $  36,278
                                                             =========    =========    =========    =========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                              10,026       32,225        1,656        4,171
     Shares issued in lieu of cash distributions                  --          1,437         --             15
     Shares repurchased                                        (14,216)     (45,194)        (609)        (523)
                                                             ---------    ---------    ---------    ---------
     Total Class A transactions                                 (4,190)     (11,532)       1,047        3,663
                                                             ---------    ---------    ---------    ---------
   Class D Funds:
     Shares issued                                                  10            5         --           --
     Shares issued in lieu of cash distributions                  --           --           --           --
     Shares repurchased                                           --           --           --           --
                                                             ---------    ---------    ---------    ---------
     Total Class D Funds transactions                               10            5         --           --
                                                             ---------    ---------    ---------    ---------
         Net increase (decrease) in capital shares              (4,180)     (11,527)       1,047        3,663
                                                             =========    =========    =========    =========

                                                             ----------------------
                                                                    Pacific
                                                                     Basin
                                                                     Equity
                                                             ----------------------
                                                                 1996*       1995
                                                             ----------------------
OPERATIONS:
   Net investment income (loss)                              $      79    $     (81)
   Net realized gain (loss) from security transactions            (175)         (37)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                 (901)          (74)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currencies               1,246          (81)
   Net change in unrealized appreciation (depreciation)
     on investments                                              3,655       (4,673)
                                                             ---------    ---------
   Net increase (decrease) in net assets from operations         3,904       (4,946)
                                                             ---------    ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                      --           --
     Class D Funds                                                --           --
   Net realized gains:
     Class A                                                      --           --
     Class D Funds                                                --           --
                                                             ---------    ---------
   Total dividends distributed                                    --           --
                                                             ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                36,347       49,353
     Shares issued in lieu of cash distributions                  --           --
     Cost of shares repurchased                                (25,030)     (11,359)
                                                             ---------    ---------
     Increase (decrease) in net assets derived from Class A     11,317       37,994
                                                             ---------    ---------
   Class D Funds:
     Proceeds from shares issued                                  --           --
     Shares issued in lieu of cash distributions                  --           --
     Cost of shares repurchased                                   --           --
                                                             ---------    ---------
     Increase in net assets derived from Class D Funds            --           --
                                                             ---------    ---------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
   SHARE TRANSACTIONS                                           11,317       37,994
                                                             ---------    ---------
         Net increase (decrease) in net assets                  15,221       33,048
NET ASSETS:
   Beginning of period                                          33,048         --
                                                             ---------    ---------
   End of period                                             $  48,269    $  33,048
                                                             =========    =========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                               4,028        5,018
     Shares issued in lieu of cash distributions                  --           --
     Shares repurchased                                         (2,776)      (1,234)
                                                             ---------    ---------
     Total Class A transactions                                  1,252        3,784
                                                             ---------    ---------
   Class D Funds:
     Shares issued                                                --           --
     Shares issued in lieu of cash distributions                  --           --
     Shares repurchased                                           --           --
                                                             ---------    ---------
     Total Class D Funds transactions                             --           --
                                                             ---------    ---------
         Net increase (decrease) in capital shares               1,252        3,784
                                                             =========    =========

* For the six month period ended August 31, 1995

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
===============================================================================
(UNAUDITED)

                                                                 --------------------    --------------------
                                                                       Emerging             International
                                                                        Markets                 Fixed
                                                                        Equity                  Income
                                                                 --------------------    --------------------
                                                                   1996*       1995        1996*       1995
                                                                 --------------------    --------------------
OPERATIONS:
   Net investment income                                         $     41    $      6    $  1,302    $  1,603
   Net realized gain (loss) from security transactions                241        --         1,335        (927)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                      (49)          1       2,159         670
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies, translation of other assets and
     liabilities denominated in foreign currencies                     (1)         (1)        756         313
   Net change in unrealized appreciation (depreciation)
     on investments                                                    72          54      (1,632)      1,420
                                                                 --------    --------    --------    --------
   Net increase in net assets from operations                         304          60       3,920       3,079
                                                                 --------    --------    --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                         --          --          --        (2,335)
   Net realized gains:
     Class A                                                         --          --          --           (67)
                                                                 --------    --------    --------    --------
   Total dividends distributed                                       --          --          --        (2,402)
                                                                 --------    --------    --------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                   24,609       5,264      20,205      36,006
     Shares issued in lieu of cash distributions                     --          --          --         1,486
     Cost of shares repurchased                                    (1,036)        (24)    (12,004)    (19,267)
                                                                 --------    --------    --------    --------
     Increase in net assets derived from Class A                   23,573       5,240       8,201      18,225
                                                                 --------    --------    --------    --------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS     23,573       5,240       8,201      18,225
                                                                 --------    --------    --------    --------
         Net increase in net assets                                23,877       5,300      12,121      18,902

NET ASSETS:
   Beginning of period                                              5,300        --        42,580      23,678
                                                                 --------    --------    --------    --------
   End of period                                                 $ 29,177    $  5,300    $ 54,701    $ 42,580
                                                                 ========    ========    ========    ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                  2,241         518       1,741       3,504
     Shares issued in lieu of cash distributions                     --          --          --           150
     Shares repurchased                                               (94)         (2)     (1,038)     (1,882)
                                                                 --------    --------    --------    --------
     Total Class A transactions                                     2,147         516         703       1,772
                                                                 ========    ========    ========    ========

* For the six month period ended August 31, 1995

The accompanying notes are an integral part of the financial statements.
18

FINANCIAL HIGHLIGHTS
===============================================================================
(UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




          Net Asset                                     Distributions   Distributions
            Value          Net       Net Realized and     from Net           from                    Net Asset          Net Assets
          Beginning    Investment       Unrealized       Investment    Realized Capital    Return    Value End  Total     End of
          of Period   Income/(Loss)    Gains (Losses)    Income (6)         Gains        of Capital  of Period  Return Period (000)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
CORE INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------
Class A
  1996*    $ 9.59       $0.13             $0.89              --               --            --        $10.61    10.64%    $318,883
  1995      11.00        0.15             (0.97)             --            $(0.59)          --          9.59    (7.67)     328,503
  1994       8.93        0.13              2.05           $(0.11)             --            --         11.00    24.44      503,498
  1993       9.09        0.16              0.04            (0.36)             --            --          8.93     2.17      178,287
  1992       9.56        0.19             (0.36)           (0.30)             --            --          9.09    (1.63)      92,456
  1991       9.62        0.18             (0.14)             --             (0.01)        $(0.09)       9.65     0.36       35,829
Class D Funds
  1996*    $ 9.56       $0.10             $0.89              --               --            --        $10.55    10.36%      $  166
  1995(1)   10.81        0.01             (0.67)             --            $(0.59)          --          9.56    (6.33)          51

-------------------------
EUROPEAN EQUITY PORTFOLIO
-------------------------
Class A
  1996*    $ 9.90       $0.12             $1.25              --               --            --        $11.27    13.72%    $ 53,080
  1995(2)   10.00        0.06             (0.11)          $(0.05)             --            --          9.90    (0.40)      36,278

------------------------------
PACIFIC BASIN EQUITY PORTFOLIO
------------------------------
Class A
  1996*    $ 8.73       $0.04             $0.82              --               --           --        $ 9.59      9.85%    $ 48,269
  1995(3)   10.00       (0.02)            (1.25)             --               --           --          8.73    (12.70)      33,048

---------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------
Class A
  1996*    $10.27         --              $0.69              --               --           --        $10.96      6.72%    $ 29,177
  1995(4)   10.00       $0.01              0.26              --               --           --         10.27      2.70        5,300

------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO
------------------------------------
Class A
  1996*    $10.42       $0.29             $0.71              --               --           --        $11.42      9.60%    $ 54,701
  1995      10.23        0.43              0.40           $(0.62)          $(0.02)         --         10.42      8.43       42,580
  1994(5)   10.00        0.14              0.18            (0.09)             --           --         10.23      6.41       23,678

                                                                Ratio of
                                                  Ratio of   Net Investment
                                   Ratio of       Expenses    Income/(Loss)
                    Ratio of    Net Investment   to Average    to Average
                    Expenses     Income/(Loss)   Net Assets    Net Assets    Portfolio
                   to Average     to Average     (Excluding    (Excluding     Turnover
                   Net Assets     Net Assets      Waivers)       Waivers)       Rate
--------------------------------------------------------------------------------------

-----------------------------------
CORE INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------
Class A
  1996*               1.25%        2.26%           1.35%          2.16%         38%
  1995                1.19         1.30            1.21           1.28          64
  1994                1.10         1.46            1.24           1.32          19
  1993                1.10         1.80            1.53           1.37          23
  1992                1.10         2.07            1.52           1.63          79
  1991                1.10         3.52            1.64           2.98          14
Class D Funds
  1996*               1.65%        1.76%           2.36%          1.05%         38%
  1995(1)             1.47         0.42            1.48           0.41          64

-------------------------
EUROPEAN EQUITY PORTFOLIO
-------------------------
Class A
  1996*               1.30%        2.78%           1.50%          2.58%         35%
  1995(2)             1.30         1.02            1.57           0.75          29

------------------------------
PACIFIC BASIN EQUITY PORTFOLIO
------------------------------
Class A
  1996*               1.30%        0.38%           1.60%          0.08%         15%
  1995(3)             1.30        (0.41)           1.68          (0.79)          9

---------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------
Class A
  1996*               1.95%        0.50%           2.57%         (0.14)%        57%
  1995(4)             1.95         1.79            4.98          (1.24)         --

------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO
------------------------------------
Class A
  1996*               1.00%        5.24%          1.27%           4.96%        124%
  1995                1.00         4.68           1.30            4.38         303
  1994(5)             1.00         3.81           1.61            3.20         126


  *  For the six month period ended August 31, 1995.
(1) Core International Equity Class D shares were offered beginning May 1, 1994. All ratios for that period have been annualized.
(2) European Equity Class A shares were offered beginning April 29, 1994. All ratios for that period have been annualized.
(3) Pacific Basin Equity Class A shares were offered beginning April 29, 1994. All ratios for that period have been annualized.
(4) Emerging Markets Equity Class A shares were offered beginning January 17, 1995. All ratios for that period have been annualized.
(5) International Fixed Income Class A shares were offered beginning September 1, 1993. All ratios for that period have been annualized.
(6) Distributions from net investment income include distributions of certain foreign currency gains and losses.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================

AUGUST 31, 1995 (UNAUDITED)

1. ORGANIZATION:
SEI International Trust, (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES:
The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five portfolios: the Core International Equity Portfolio (formerly the International Equity Portfolio), the European Equity Portfolio, the Pacific Basin Equity Portfolio, the Emerging Markets Equity Portfolio and the International Fixed Income Portfolio (together the "Portfolios"). The Trust is registered to offer Class A shares for all portfolios and Class D Fund shares of the Core International Equity Portfolio. The following is a summary of significant accounting policies followed by the Portfolio.
     SECURITY VALUATION -- Investment securities which are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments may be valued at amortized cost which approximates market value.
     FEDERAL INCOME TAXES -- It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. It is computed by dividing the assets of the portfolio, less its liabilities, by the number of outstanding shares of the portfolio.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty of the Portfolio.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The Portfolios do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
     The Portfolios report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The portfolios enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Portfolios do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Portfolios realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year will be recognized as ordinary income or loss for federal income tax purposes.
     FOREIGN CURRENCY OPTIONS -- Premiums paid by a portfolio for the purchase of an option are included in the portfolio's Schedule of Investments as an investment and subsequently "market-to-market" to reflect the current value of the option. For an option held by a portfolio on the stipulated expiration date, the portfolio realizes a gain or loss. If the portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the purchased option. If the portfolio exercises a purchased call option, the cost of the underlying investment which the fund purchases upon exercise will be increased by the premium originally paid.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Portfolio are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Distributions from net investment income and any net realized capital gains are generally made to Shareholders annually. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.
     The amounts of the distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. The book/tax differences are either temporary or permanent, they are charged or credited to paid-in capital in the period the differences arises.
     During the fiscal year ended February 28, 1995 the following amounts relating to permanent differences attributable to cumulative net operating losses and differences in the characterization of certain foreign currency realized and unrealized gains (losses) have been classified as follows:

                                               Core       Pacific
                                          International   Basin
                                              Equity      Equity
                                              (000)       (000)
                                          ------------- ---------
              Paid-in Capital               $ (5,615)   $   (228)
              Accumulated net realized
                 loss on investments          (2,288)       --
              Accumulated net realized
                 gain of foreign currency
                 transactions                 15,349         147
              Accumulated net investment
                 income (loss)                (7,446)         81

     These reclassifications have no effect on net assets or asset values per share.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS:
SEI Financial Management Corporation (the "Manager"), a wholly owned subsidiary of SEI Corporation, and the Trust are parties to a management agreement dated August 30, 1988, under which the Manager provides management, administrative and shareholder services to the Fund for an annual fee equal to .45% of the average daily net assets of the Core International Equity Portfolio, .60% of the average daily net assets of the International Fixed Income Portfolio, .80% of the average daily net assets of the European and Pacific Basin Equity Portfolios and
 .65% of the daily net assets of the Emerging Markets Equity Portfolio. The manager has agreed to waive all or a portion of its fees in order to limit the operating expenses of the Portfolios to a specified percentage of its average daily net assets as follows:

================================================================================

AUGUST 31, 1995 (UNAUDITED)




     Core International Equity Portfolio       1.25%
     European Equity Portfolio                 1.30%
     Pacific Basin Equity Portfolio            1.30%
     Emerging Markets Equity Portfolio         1.95%
     International Fixed Income Portfolio      1.00%

     In addition, the Trust and Manager have entered into a separate Transfer Agent Agreement with respect to the Class D Funds under which the manager is entitled to a fee of .15% of the average daily net assets of the Class D Funds plus out-of-pocket costs.
     SEI Financial Management Corporation (SFM) acts as the investment advisor for the Core International Equity, European Equity, Pacific Basin and the Emerging Markets Equity Portfolios. Under the Investment Advisory Agreement, SFM receives an annual fee of .475% of the average daily net assets of the Core International Equity and European Equity Portfolios, .55% of the Pacific Basin Equity Portfolio's average daily net assets and 1.05% of the daily net assets of the Emerging Markets Equity Portfolio.
     Pursuant to a Sub-Advisory Agreement with SFM, Acadian Asset Management, Inc and World Invest Limited serve as Sub-Advisors to the Core International Equity Portfolio, Montgomery Asset Management, L.P. serves as Sub-Advisor to the Emerging Markets Equity Portfolio, Morgan Grenfell Investment Services Limited serves as Sub-Advisor to the European Equity Portfolio, and Schroder Capital Management International Limited serves as Sub-Advisor to the Pacific Basin Equity Portfolio.
     Strategic Fixed Income, L.P., the advisor for the International Fixed Income Portfolio, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisor agreement, Strategic Fixed Income, L.P. receives an annual fee of .30% of the average daily net assets of the Portfolio. Strategic Fixed Income, L.P has voluntarily agreed to waive its fee, in conjunction with the Manager, in order to limit the operating expenses of the Portfolio to not more than 1.00% of the average daily net assets.
     SEI Financial Service Company (the "Distributor"), a wholly owned subsidiary of the SEI Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a distribution plan which provides for the Trust to reimburse the Distributor for distributions. Such expenses may not exceed .30% of the daily average net assets of each Portfolio. Distribution expenses include, among other items, the compensation and benefits of sales personnel incurred by the Distributor in connection with the promotion and sale of shares. Distribution expenses are allocated among the Portfolios on the basis of their relative average daily net assets. In addition, the Core International Equity Portfolio has registered an additional class of shares, the Class D Funds shares, for which a separate distribution plan has been adopted. This plan provides for additional payments to the Distributor of up to .30% of Class D Funds average daily net assets.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the manager.

4. ORGANIZATIONAL COSTS:
Organizational costs have been capitalized by the Portfolio and are being amortized using the straight line method over sixty months commencing with operations. In the event any of the initial shares of the Portfolio acquired by the Manager are redeemed during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Portfolio will be reduced by an amount equal to a pro rata portion of the unamortized organizational costs.

5. FORWARD FOREIGN CURRENCY CONTRACTS:
The Portfolios enter into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities, they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increases. The following forward foreign currency contracts were outstanding at August 31, 1995:

                                            In           Unrealized
      Maturity         Contracts to       Exchange      Appreciation
        Dates         Deliver/Receive       For        (Depreciation)
--------------------  ---------------   -----------    --------------
CORE INTERNATIONAL EQUITY PORTFOLIO:
------------------------------------

FOREIGN CURRENCY SALES:
09/01/95          UK        2,409,690   $ 3,715,381    $     (23,471)
10/20/95          JY    2,067,040,000    23,609,823        2,301,423
11/15/95          JY    2,375,000,000    25,777,049        1,201,178
                                        -----------    -------------
                                        $53,102,253    $   3,479,130
                                        ===========    -------------
FOREIGN CURRENCY PURCHASES:
11/15/95          JY    2,375,000,000   $25,010,535    $    (434,665)
                                        ===========    -------------
                                                       $   3,044,465
                                                       =============
EUROPEAN EQUITY PORTFOLIO:
--------------------------

FOREIGN CURRENCY SALES:
09/01/95          CH           87,220   $    71,940    $        (478)
                                        ===========    -------------
FOREIGN CURRENCY PURCHASES:
09/01/95          UK           54,873   $    84,741    $         400
09/05/95          CH          155,153       128,951              (75)
                                        -----------    -------------
                                        $   213,692    $         325
                                        ===========    -------------
                                                       $        (153)
                                                       =============
PACIFIC BASIN EQUITY PORTFOLIO:
-------------------------------

FOREIGN CURRENCY SALES:
09/22/95          JY      734,943,000   $ 8,709,720    $   1,165,290
                                        ===========    -------------
FOREIGN CURRENCY PURCHASES:
09/04/95          MR          487,130   $   195,125    $         154
09/06/95          MR          124,212        49,884              (90)
                                        -----------    -------------
                                        $   245,009    $          64
                                        ===========    -------------
                                                       $   1,165,354
                                                       =============
SEI INTERNATIONAL FIXED INCOME PORTFOLIO:
-----------------------------------------

FOREIGN CURRENCY SALES:
09/01/95-10/20/95 DM       45,026,053   $32,093,138       $1,361,263
09/11/95-10/20/95 FF       58,523,247    11,862,933          260,919
09/11/95-10/20/95 JY   15,950,747,197    39,412,098        2,701,135
09/20/95-10/20/95 AD        4,614,133     3,339,241         (120,737)
09/20/95-10/20/95 BF       71,335,725     2,431,428           66,359
09/20/95-10/20/95 CD        3,669,539     2,683,928          (48,511)
09/20/95-10/20/95 CH       10,457,043     8,740,447           31,851
09/20/95-10/20/95 DK       43,482,689     7,822,454          182,625
09/20/95-10/20/95 SP      373,324,109     2,987,188           22,072
09/20/95-10/20/95 UK       13,237,006    20,732,115          227,635
09/20/95-10/20/95 IT   12,377,074,391     7,547,026          (41,438)
09/20/95-10/20/95 NG        6,472,114     4,050,335          106,044


                                            In           Unrealized
      Maturity         Contracts to       Exchange      Appreciation
        Dates         Deliver/Receive       For        (Depreciation)
--------------------  ---------------   -----------    --------------
SEI INTERNATIONAL FIXED INCOME PORTFOLIO (CONTINUED):
-----------------------------------------------------

09/20/95-10/20/95 NK        6,644,242  $  1,074,649    $      38,025
09/20/95-10/20/95 NZ        4,834,356     3,176,607           40,503
09/20/95-10/20/95 SK       22,749,185     3,096,754          (14,730)
09/20/95          XE        2,612,071     3,488,421          154,855
                                       ------------    -------------
                                       $154,538,762    $   4,967,870
                                       ============    -------------
FOREIGN CURRENCY PURCHASES:
09/01/95-10/20/95 CD        9,547,122  $  7,008,868    $     100,762
09/11/95-10/20/95 UK        9,463,689    15,056,156         (392,261)
09/11/95-10/20/95 NZ        4,830,095     3,204,017          (72,994)
09/11/95-10/20/95 JY    3,007,632,839    32,669,360       (1,754,610)
09/20/95-10/20/95 DM       58,516,404    40,565,074         (623,380)
09/20/95-10/20/95 FF       46,408,398     9,452,990         (252,827)
09/20/95-10/20/95 AD        7,028,148     5,185,336           89,928
09/20/95          BF       38,935,123     1,367,900          (77,134)
09/20/95-10/20/95 CH       10,649,910     9,120,961         (260,285)
09/20/95-10/20/95 DK       29,446,172     5,352,179         (178,723)
09/20/95-10/20/95 SP      421,130,259     3,451,003         (101,633)
09/20/95-10/20/95 IT   14,873,134,967     9,127,304             (865)
09/20/95          NG        2,580,870     1,658,052          (86,523)
09/20/95          NK        7,795,834     1,255,350          (39,056)
09/20/95-10/20/95 SK       25,932,998     3,570,926          (22,145)
09/20/95          XE        2,909,062     3,722,124           (9,534)
                                       ------------    -------------
                                       $151,767,600    $  (3,681,280)
                                       ============    -------------
                                                       $   1,286,590
                                                       =============

CURRENCY LEGEND
AD      Australian Dollar
BF      Belgian Franc
CD      Canadian Dollar
CH      Swiss Frank
DK      Danish Kroner
DM      German Mark
FF      French Franc
IT      Italian Lira
JY      Japanese Yen
MR      Malaysian Ringgett
NG      Netherlands Guilder
NK      Norwegian Kroner
NZ      New Zealand Dollar
SK      Swedish Krona
SP      Spanish Peseta
UK      British Pounds Sterling
XE      European Currency Unit

NOTES TO FINANCIAL STATEMENTS (Concluded)
================================================================================

AUGUST 31, 1995 (UNAUDITED)



6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended August 31, 1995, were as follows:

                                       Purchases      Sales
                                         (000)        (000)
                                      ----------   ----------
Core International Equity Portfolio    $118,826     $162,084
European Equity Portfolio                24,417       14,708
Pacific Basin Equity Portfolio           17,143        5,830
Emerging Markets Equity Portfolio        29,329        7,774
International Fixed Income Portfolio     70,378       57,894

     For Federal income tax purposes, the cost of securities owned at August 31, 1995 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at August 31, 1995 for the Portfolio is as follows:

                                                                  Net
                                                               Unrealized
                             Appreciated     Depreciated      Appreciation
                              Securities      Securities     (Depreciation)
                                (000)           (000)            (000)
                             ------------    ------------    --------------
Core International Equity
   Portfolio                    $30,856         $10,284          $20,572
European Equity Portfolio         5,678             984            4,694
Pacific Basin Equity
   Portfolio                      1,760           2,778           (1,018)
Emerging Markets Equity
   Portfolio                      1,197           1,071              126
International Fixed
   Income Portfolio                 606           1,176             (570)



At August 31, 1995 the following Portfolios had available realized capital losses to offset future net capital gains through fiscal year 2003.

                                                   (000)
                                                  ------
European Equity Portfolio                          $ 32
Pacific Basin Equity Portfolio                       18
International Fixed Income Portfolio                795

                                      NOTES

================================================================================
SEI INTERNATIONAL TRUST
================================================================================
SEMI-ANNUAL REPORT
================================================================================
AUGUST 31, 1995 (UNAUDITED)


Robert A. Nesher
Chairman

TRUSTEES
Edward W. Binshadler
Richard F. Blanchard
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey

OFFICERS
David G. Lee
President and Chief Executive Officer
Carmen V. Romeo
Treasurer, Assistant Secretary
Jeffrey A. Cohen
Controller, Assistant Secretary
Sandra K. Orlow
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Robert B. Carroll
Vice President, Assistant Secretary
Kathryn L. Stanton
Vice President, Assistant Secretary
Richard W. Grant
Secretary

INVESTMENT ADVISORS
International Equity Portfolio
Brinson Partners Inc.

European Equity Portfolio
Morgan Grenfell Investment Services Limited

Pacific Basin Equity Portfolio
Schroder Capital Management International Limited

International Fixed Income Portfolio
Strategic Fixed Income L.P.

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Financial Management Corporation

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Financial Services Company, the Distributor of the SEI Funds, is not affiliated with any bank.

For  more  information   call   1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET)800
(BULLET)342(BULLET)5734

SEI-F-031-05